Operating Expenses Before Credit Impairment Losses, Provisions and Charges	6 Months Ended
Jun. 30, 2021
Expenses by nature [abstract]
Operating Expenses Before Credit Impairment Losses, Provisions and Charges
4. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT LOSSES, PROVISIONS AND CHARGES

	Half year to	Half year to(1)
	30 June 2021	30 June 2020
	£m	£m
Staff costs	577	576
Other administration expenses	431	367
Depreciation, amortisation and impairment	320	269
Total	1,328	1,212
(1)Adjusted to reflect the presentation of discontinued operations as set out in Note 33.
'Other administration expenses' includes £10m (H120: £4m) expenses related to short-term leases.In H121, depreciation, amortisation and impairment' included an impairment charge of £105m associated with branch and head office site closures. For more, see Note 17.